Statement of compliance	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Statement of compliance
2	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The relevant information of the financial statements, and only them, are being evidenced and correspond to those used by management in its management.

These consolidated financial statements were authorized for issue by the Board of Directors on February 15, 2019.

Certain amounts of the comparative balances, in the statements of profit or loss, statements of cash flows and in the notes 4, 5, 5.1, 5.5, 5.9, 5.10, 13, 14 and 22, were reclassified to improve the disclosures in the financial statements. These reclassifications had inconsequential impacts on the Company’s financial statements.